INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Income tax current year	529	500	137
Over provision for previous years	-	(270)	-
Deferred tax	-	-	(134)

Income tax expense	529	230	3

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2022, 2021 and 2020 are as follows:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Income before income taxes	1,557	2,031	1,322
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	265	345	225
Tax effect of non-taxable income	(62)	-	(144)
Tax effect of non-deductible items	339	156	61
Tax refund	-	(263)	-
Tax holiday	(13)	(8)	(139)

Income tax expense	529	230	3

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
	$’000	$’000

Deferred tax asset:
Accelerated tax depreciation	8	8